Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Estimated Future Amortization Expense	Total estimated future amortization expense is as follows:
2023 (remaining three months)	$34,857
2024	139,437
2025	139,437
2026	137,770
2027	132,770
Thereafter	652,790
$1,237,061
Total estimated future amortization expense is as follows:
2023	$139,437
2024	139,437
2025	139,437
2026	137,770
2027	132,770
Thereafter	652,789
$1,341,640